Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2020
Stockholders' Equity
Nonvested Restricted Stock Shares Activity [Table Text Block]

	Number of Shares of	Weighted-Average Grant Date
	Restricted Stock	Fair Value per Share
Non-vested balance at January 1, 2020	901,250	$5.83
Granted	621,123	$16.35
Vested	(15,417)	$16.35
Forfeited	(20,000)	$8.11
Non-vested balance at March 31, 2020	1,486,956	$10.09